Material Cybersecurity Incident Disclosure	Aug. 28, 2026
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Nature [Text Block]	On August 28, 2026, Park Dental Partners, Inc. (“we” or the “Company”) identified unauthorized access to its computer network.
Material Cybersecurity Incident Scope [Text Block]

On August 28, 2026, Park Dental Partners, Inc. (“we” or the “Company”) identified unauthorized access to its computer network. The Company promptly initiated its incident response protocols, and engaged its external cybersecurity and forensic specialists. The Company is continuing to investigate the nature and scope of this incident, including the scope of any compromise of personal or protected health information. As of the date of this Current Report on Form 8-K, the incident has not materially disrupted the Company’s operations, however, due to the possible access of patient data, we are treating this as a reportable event.

Security is a top priority for Park Dental Partners, Inc. and the Company continues to focus on protecting the privacy of personal and protected health information in our care and mitigating cybersecurity risk, maintaining safeguards designed to protect data, continuously review and enhance those protections to address evolving threats, and providing recurring cybersecurity awareness training and testing for all employees. The Company maintains a cybersecurity risk-management program designed to assess, identify, and manage material risks arising from cybersecurity threats, consistent with the standards reported by peer companies in the dental and medical industries, which commonly leverage the National Institute of Standards and Technology (“NIST”) Cybersecurity Framework as a basis for security posture measurement and risk management.

Material Cybersecurity Incident Timing [Text Block]	August 28, 2026
Material Cybersecurity Incident Information Not Available or Undetermined [Text Block]

The Company is in the process of estimating any financial, legal, operational, and reputational impact of the incident. As of the date of this report, an estimate is not reasonably possible, however, the Company has not identified any material impact on its financial condition, results of operations, or business operations.

The investigation remains ongoing, and additional information may become available that could affect the Company’s assessment of the incident and its impact.